Financial Instruments with Off-Balance-Sheet Risk (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments with Off-Balance-Sheet Risk
Unused portions of home equity lines of credit	$ 37,621,050	$ 36,281,001
Residential and commercial construction lines of credit	21,388,121	6,731,575
Commercial real estate commitments	63,719,882	47,804,534
Commercial and industrial commitments	64,482,470	56,382,838
Other commitments to extend credit	45,724,309	43,227,424
Standby letters of credit and commercial letters of credit	5,343,050	2,108,050
Recourse on sale of credit card portfolio	310,805	305,305
MPF credit enhancement obligation, net (See Note 16)	$ 267,408	$ 552,158